22. OIL AND GAS RESERVES (Information not covered by the auditors' report) (Tables)	12 Months Ended
Dec. 31, 2019
Oil And Gas Reserves
Proved reserves
	Proved Reserves

	Proved Developed		Proved Undeveloped		Total Proved

	Oil and LNG (1)	Natural Gas (2)	Oil and LNG (1)	Natural Gas (2)	Oil and LNG (1)	Natural Gas (2)

Argentina	8,804	10,534	4,746	10,168	13,550	20,702

Total at 12.31.2019	8,804	10,534	4,746	10,168	13,550	20,702

(1) In thousands of barrels.

(2) In millions of cubic meters.